STATUTORY RESERVE AND RESTRICTED NET ASSETS (Details) - China - USD ($)	Oct. 31, 2021	Oct. 31, 2020
Restricted Investments, at Fair Value	$ 199,653	$ 170,066
Amount of Restricted Net Assets for Consolidated and Unconsolidated Subsidiaries	$ 6,656,576	$ 7,867,009